Guarantees in Insurance Contracts - Summary of Liabilities for Financial Guarantees for Minimum Benefits, Net of Present Value of Expected Future Premiums (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Liabilities under insurance contracts and reinsurance contracts issued [Line Items]
Beginning balance	€ 119,569
Ending balance	110,818	€ 119,569
Account value	122,168	120,929
Net amount at risk	194,063	203,610
The Netherlands [member]
Liabilities under insurance contracts and reinsurance contracts issued [Line Items]
Beginning balance	34,900
Ending balance	34,379	34,900
Net amount at risk	26,697	27,985
United Kingdom [member]
Liabilities under insurance contracts and reinsurance contracts issued [Line Items]
Beginning balance	1,747
Ending balance	1,451	1,747
Net amount at risk	62,961	66,786
Financial Guarantee Contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [Line Items]
Beginning balance	2,028	1,998
Incurred guarantee benefits	(158)	10
Paid guarantee benefits	(1)	11
Transfers to disposal groups	(30)
Net exchange differences	(44)	10
Ending balance	1,794	2,028
Account value	42,175	45,681
Net amount at risk	1,831	2,262
Financial Guarantee Contracts [member] | United States [member]
Liabilities under insurance contracts and reinsurance contracts issued [Line Items]
Beginning balance	405	510
Incurred guarantee benefits	(114)	(113)
Paid guarantee benefits	(1)	(1)
Net exchange differences	(42)	10
Ending balance	247	405
Account value	33,371	35,374
Net amount at risk	94	222
Financial Guarantee Contracts [member] | The Netherlands [member]
Liabilities under insurance contracts and reinsurance contracts issued [Line Items]
Beginning balance	1,555	1,432
Incurred guarantee benefits	(8)	123
Ending balance	1,547	1,555
Account value	8,805	8,957
Net amount at risk	1,737	1,972
Financial Guarantee Contracts [member] | United Kingdom [member]
Liabilities under insurance contracts and reinsurance contracts issued [Line Items]
Beginning balance	68	56
Incurred guarantee benefits	(37)
Paid guarantee benefits		12
Transfers to disposal groups	(30)
Net exchange differences	€ (2)
Ending balance		68
Account value		1,350
Net amount at risk		€ 68